Other Investments (Tables)	12 Months Ended
Dec. 31, 2024
Other Investments
Schedule of other Investments

(DKK million)	2024	2023

Publicly traded equity securities	38	47
Fund investments	176	87
Privately held equity securities	14	-

Total at December 31	228	134

Parent Company | Reportable Legal Entities
Other Investments
Schedule of other Investments

(DKK million)	2024	2023

Fund Investments	165	87
Privately held equity securities	14	-
Total at December 31	179	87